CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Restricted Stock [Member]	Notes Payable, Other Payables [Member]	Series B Convertible Common Stock [Member]	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Restricted Stock [Member]	Common Stock [Member] Notes Payable, Other Payables [Member]	Common Stock [Member] Series A1 Convertible Common Stock [Member]	Common Stock [Member] Series A2 Convertible Common Stock [Member]	Common Stock [Member] Series B Convertible Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restricted Stock [Member]	Additional Paid-in Capital [Member] Notes Payable, Other Payables [Member]	Additional Paid-in Capital [Member] Series A1 Convertible Common Stock [Member]	Additional Paid-in Capital [Member] Series A2 Convertible Common Stock [Member]	Additional Paid-in Capital [Member] Series B Convertible Common Stock [Member]	Accumulated Deficit [Member]	Series A1 Preferred Stock [Member]	Series A2 Preferred Stock [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Series B Convertible Common Stock [Member]	Senior Convertible Noteholders [Member]	Senior Convertible Noteholders [Member] Common Stock [Member]	Senior Convertible Noteholders [Member] Additional Paid-in Capital [Member]
Balance at Dec. 31, 2013	$ 753,132				$ 3,392,950	$ 1,627						$ 5,482,577						$ (4,731,072)	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2013					6,176,748	1,626,704													0	0	0
Issuance of common stock for cash	6,021,144					$ 240						6,020,904
Issuance of common stock for cash (in shares)						239,807
Restricted stock forfeited	0					$ (43)						43
Restricted stock forfeited (in shares)						(42,417)
Record merger with eOn	14,881,045				$ (3,392,950)	$ 721						32,698,284						(17,820,671)	$ 2,381	$ 329	$ 1
Record beneficial conversion feature for Series B	0											436,916						(436,916)
Record merger with eOn (in shares)					(6,176,748)	720,684													2,381,090	328,600	1,102
Treasury shares	70					$ 7						63
Treasury shares (in shares)						6,954
Issuance of common stock warrants			$ 835,000					$ 50						$ 834,950
Issuance of common stock warrants (in shares)								50,000
Note Discount to APIC Reclass	153,759											153,759
Issuance of common stock		$ 225,001					$ 18						$ 224,983										$ 3,012,730	$ 180	$ 3,012,550
Issuance of common stock (in shares)							17,578																	180,403
Equity-based compensation	2,873,396											2,873,396
Net loss	(20,084,554)				$ 0	$ 0						0						(20,084,554)	$ 0	$ 0	$ 0
Balance at Dec. 31, 2014	8,670,723				$ 0	$ 2,800						51,738,425						(43,073,213)	$ 2,381	$ 329	$ 1
Balance (in shares) at Dec. 31, 2014					0	2,799,713													2,381,090	328,600	1,102
Conversion of Series to Common Stock				$ 0					$ 448	$ 52	$ 421				$ 1,933	$ 277	$ (420)		$ (2,381)	$ (329)		$ (1)
Conversion of Series to Common Stock (in shares)									447,884	52,165	420,956								(2,381,090)	(328,600)		(1,102)
Equity-based compensation (in shares)						39,427
Issuance of common stock warrants			$ 113,457					$ 0						$ 113,457
Note Discount to APIC Reclass	(233,742)					$ 0						(233,742)
Sale of Common Stock, net of issuance costs	1,835,000					$ 467						1,834,533
Sale of Common Stock, net of issuance costs (in shares)						467,392
Classification of warrants issued as derivative liability	(41,305)					$ 0						(41,305)
Sale of Common Stock to officer	100,000					$ 22						99,978
Sale of Common Stock to officer (in shares)						21,740
Cancellation of forfeited Founders Shares	0					$ (20)						20
Classification of warrants issued as derivative liability						(20,529)
Issuance of additional shares to effect 1:10 reverse stock split	0					$ 1						(1)
Issuance of additional shares to effect 1:10 reverse stock split (in shares)						1,036
Equity-based compensation	1,147,374					$ 39						1,147,335
Treasury Stock cancellation	0					$ (7)						7
Treasury Stock cancellation (in shares)						(6,660)
Net loss	(11,733,549)																	(11,733,549)
Balance at Dec. 31, 2015	(142,042)				$ 0	$ 4,223						$ 54,660,497						$ (54,806,762)	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2015					0	4,223,124													0	0	0
Net loss	(491,837)
Balance at Mar. 31, 2016	$ 1,671,479